Earnings Per Share and Capital Structure Convertible Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Conversion of Debt Securities	0	103,000	0
Debt instrument, convertible, conversion price	$ 65.16
Number of Fiscal Quarters During Which the Average Closing Prices of Our Common Stock Exceeded the Conversion Price [Abstract]	0	2	0